CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net loss	$ (1,103,000)	(6,841,000)	(34,229,000)	(16,991,000)
Depreciation of property and equipment	15,283,000	94,826,000	59,876,000	59,890,000
Amortization of intangible assets and land use right	355,000	2,202,000	1,892,000
Allowance for doubtful accounts	7,571,000	46,977,000	23,722,000	22,736,000
Impairment of an available for sales		0	1,217,000	0
Loss (gain) from disposal of property and equipment	(173,000)	(1,076,000)	(1,637,000)	939,000
Deferred tax (benefit) expense	(2,407,000)	(14,934,000)	13,104,000	(11,197,000)
Interest expense	327,000	2,031,000	1,899,000	1,340,000
Foreign exchange loss (gain)	(631,000)	(3,916,000)	3,308,000	1,481,000
Gain from sale of available-for-sale investments			(1,413,000)	(224,000)
Share-based compensation	2,746,000	17,037,000	11,852,000	16,088,000
Changes in operating assets and liabilities:
Accounts receivable	(9,708,000)	(60,234,000)	(99,739,000)	(97,635,000)
Prepaid expense and other current assets	79,000	487,000	(19,309,000)	(7,831,000)
Long term deposits and other non-current assets	(3,069,000)	(19,042,000)	(31,982,000)
Amounts due (from) to related parties	(113,000)	(703,000)	8,299,000	(7,596,000)
Accounts payable	8,392,000	52,071,000	97,351,000	46,781,000
Accrued employee benefits	176,000	1,094,000	7,838,000	5,606,000
Deferred government grant	2,095,000	13,000,000	21,000,000	3,360,000
Accrued expenses and other payables	23,928,000	148,463,000	70,526,000	10,068,000
Income tax payable	1,442,000	8,944,000	(12,138,000)	5,083,000
Net cash provided by operating activities	45,190,000	280,386,000	121,437,000	31,898,000
Cash flows from investing activities:
Purchases of property and equipment	(40,817,000)	(253,252,000)	(97,926,000)	(102,391,000)
Cash paid for long term deposits				(10,000,000)
Cash paid for entrusted loan			(6,233,000)
Cash received from entrusted loan			6,233,000
Cash paid for long term investments (Note 9)	(2,137,000)	(13,260,000)	(18,554,000)	(6,000,000)
Cash received from sale of long term investments (Note 9)			57,260,000	18,582,000
Prepayment made for land use right (Note 8)			(41,678,000)
Cash paid for cloud infrastructure construction in progress (Note 8)	(26,027,000)	(161,488,000)	(12,236,000)
Proceeds from disposal of property and equipment	1,012,000	6,282,000	262,000	207,000
Net cash provided by (used in) investing activities	(67,969,000)	(421,718,000)	(112,872,000)	(99,602,000)
Cash flows from financing activities:
Consideration paid to selling shareholders (Note 20)	(29,633,000)	(183,858,000)
Proceeds received on behalf of selling shareholders (Note 20)	29,633,000	183,858,000
Proceeds from issuance of ordinary shares (Note 20)	25,472,000	158,044,000
Proceeds from bank borrowings	13,142,000	81,540,000	60,000,000
Repayment of bank borrowings	(10,128,000)	(62,840,000)
Proceeds from employee share options exercised	2,252,000	13,975,000	15,683,000	3,351,000
Change in restricted cash (Note 10)	(1,320,000)	(8,191,000)	(60,000,000)
Payment of capital lease obligation	(791,000)	(4,909,000)
Payment for repurchase of ordinary shares				(9,463,000)
Payment of dividend				(130,000)
Net cash (used in) provided by financing activities	28,627,000	177,619,000	15,683,000	(6,242,000)
Net (decrease) increase in cash and cash equivalents	5,848,000	36,287,000	24,248,000	(73,946,000)
Cash and cash equivalents at beginning of the year	54,491,000	338,092,000	317,137,000	392,535,000
Effect of foreign exchange rate changes on cash	242,000	1,500,000	(3,293,000)	(1,452,000)
Cash and cash equivalents at end of the year	60,581,000	375,879,000	338,092,000	317,137,000
Supplemental disclosures of cash flow information:
Income taxes paid	461,000	2,862,000	5,748,000	8,945,000
Interest paid	1,113,000	6,903,000	1,685,000	36,000
Interest received	891,000	5,529,000	2,513,000	1,844,000
Supplemental disclosures of non-cash activities:
Acquisition of property and equipment included in accrued expenses and other payables	(5,957,000)	(36,960,000)	(26,629,000)	(8,267,000)
Acquisition of property and equipment through capital leases	$ 6,081,000	37,728,000